Related parties - Summary of key management personnel compensation (Executive Board and Management Board Banking) (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€) savingsAllowance	Dec. 31, 2022 EUR (€)
Fixed Compensation
– Base salary	€ 8,420,000	€ 9,189,000
- Collective fixed allowances	1,889,000	2,084,000
– Pension costs	185,000	186,000
– Severance benefits	734,000	932,000
Variable compensation
– Upfront cash	598,000	803,000
– Upfront shares	891,000	1,071,000
– Deferred cash	897,000	1,204,000
– Deferred shares	1,336,000	1,605,000
- Other emoluments	832,000	934,000
Total compensation	€ 15,782,000	€ 18,008,000
Number of savings allowances | savingsAllowance	2
Percentage saving allowances	3.50%	3.50%
Collective saving allowances for loss pension benefits	€ 128,810	€ 114,866
Executive Board members
Fixed Compensation
– Base salary	4,220,000	4,220,000
- Collective fixed allowances	1,002,000	1,011,000
– Pension costs	78,000	70,000
– Severance benefits
Variable compensation
– Upfront cash
– Upfront shares	293,000	268,000
– Deferred cash
– Deferred shares	439,000	401,000
- Other emoluments	344,000	296,000
Total compensation	6,376,000	6,266,000
Management Board Banking
Fixed Compensation
– Base salary	4,200,000	4,969,000
- Collective fixed allowances	887,000	1,073,000
– Pension costs	107,000	116,000
– Severance benefits	734,000	932,000
Variable compensation
– Upfront cash	598,000	803,000
– Upfront shares	598,000	803,000
– Deferred cash	897,000	1,204,000
– Deferred shares	897,000	1,204,000
- Other emoluments	487,000	638,000
Total compensation	€ 9,405,000	€ 11,742,000